Offerings	Apr. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	44,517,013
Maximum Aggregate Offering Price	$ 177,177,711.74
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,125.91
Rule 457(f)	true
Amount of Securities Received | shares	44,517,013
Value of Securities Received, Per Share	3.98
Value of Securities Received	$ 177,177,711.74
Fee Note MAOP	$ 177,177,711.74
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of securities that may become issuable as a result of share splits, share dividends or similar transactions relating to the securities registered hereunder. Estimated solely for purposes of calculating the required registration fee, and calculated pursuant to Rule 457(f)(1) of the Securities Act, based on the average of the high and low prices for common shares, par value $0.001 per share ("Common Shares"), of NexPoint Diversified Real Estate Trust ("Old NXDT") as reported on the New York Stock Exchange on April 8, 2025, multiplied by the number of Common Shares that will be converted for common stock, par value $0.001 per share, of NexPoint Diversified Real Estate Trust, Inc. ("New NXDT") being registered.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	5.50% Series A Cumulative Preferred Stock, par value $0.001 per share (liquidation preference $25.00 per share)
Amount Registered | shares	3,359,593
Maximum Aggregate Offering Price	$ 46,429,575.26
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,108.37
Rule 457(f)	true
Amount of Securities Received | shares	3,359,593
Value of Securities Received, Per Share	13.82
Value of Securities Received	$ 46,429,575.26
Fee Note MAOP	$ 46,429,575.26
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of securities that may become issuable as a result of share splits, share dividends or similar transactions relating to the securities registered hereunder. Estimated solely for purposes of calculating the required registration fee, and calculated pursuant to Rule 457(f)(1) of the Securities Act, based on the average of the high and low prices for Old NXDT's 5.50% Series A Cumulative Preferred Shares, par value $0.001 per share (liquidation preference $25.00 per share) ("Series A Preferred Shares"), as reported on the New York Stock Exchange on April 9, 2025, multiplied by the number of Series A Preferred Shares that will be converted for 5.50% Series A Cumulative Preferred Stock, par value $0.001 per share (liquidation preference $25.00 per share), of New NXDT being registered.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	9.00% Series B Cumulative Redeemable Preferred Stock, par value $0.001 per share (liquidation preference $25.00 per share)
Amount Registered | shares	12,900
Maximum Aggregate Offering Price	$ 322,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 49.37
Rule 457(f)	true
Amount of Securities Received | shares	12,900
Value of Securities Received, Per Share	25.00
Value of Securities Received	$ 322,500.00
Fee Note MAOP	$ 322,500.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of securities that may become issuable as a result of share splits, share dividends or similar transactions relating to the securities registered hereunder. Estimated solely for purposes of calculating the required registration fee, and calculated pursuant to Rule 457(f)(2) of the Securities Act, based on the book value of Old NXDT's 9.00% Series B Cumulative Redeemable Preferred Shares, par value $0.001 per share (liquidation preference $25.00 per share) ("Series B Preferred Shares"), multiplied by the number of Series B Preferred Shares that will be converted for 9.00% Series B Cumulative Redeemable Preferred Stock, par value $0.001 per share (liquidation preference $25.00 per share), of New NXDT being registered.